Income Taxes (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Effective tax rate	0.00%	0.00%	0.00%
Net operating loss carryforwards		$ 16,226,000	$ 6,638,000
Operating loss carryforwards expire date		2020
Deferred tax assets valuation allowance		$ 9,554,000	$ 4,759,000
Deferred tax asset changes in valuation allowance		$ 4,795,000